Summary Of Significant Accounting Policies ( Impact of Accounting Changes Retrospectively adopted on Cash Flow) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 175	$ 20	$ (100)	$ 93	$ (174)	$ 115	$ 59	$ 195	$ 188	$ 195	$ (443)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships									(77)	(55)	84
Net investment losses									220	143	1,041
Charges assessed to policyholders									(690)	(506)	(442)
Acquisition costs deferred									(637)	(587)	(476)
Amortization of deferred acquisition costs and intangibles									598	626	569
Goodwill impairment									29
Deferred income taxes									(352)	(333)	(498)
Gain on sale of subsidiary									(36)		(4)
Net decrease in trading securities, held-for-sale investments and derivative instruments									1,451	(100)	(59)
Stock-based compensation expense									31	44	26
Change in certain assets and liabilities:
Accrued investment income and other assets									(140)	(33)	(90)
Insurance reserves									2,507	2,413	2,811
Current tax liabilities									131	(173)	(119)
Other liabilities and policy-related balances									(98)	(298)	(469)
Net cash from operating activities									3,125	1,336	1,931
As Originally Reported
Cash flows from operating activities:
Net income									261	285	(399)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships									(77)	(55)	84
Net investment losses									220	143	1,041
Charges assessed to policyholders									(690)	(506)	(442)
Acquisition costs deferred									(899)	(839)	(707)
Amortization of deferred acquisition costs and intangibles									743	756	782
Goodwill impairment									29
Deferred income taxes									(309)	(294)	(476)
Gain on sale of subsidiary									(20)		(4)
Net decrease in trading securities, held-for-sale investments and derivative instruments									1,451	(100)	(59)
Stock-based compensation expense									31	44	26
Change in certain assets and liabilities:
Accrued investment income and other assets									(140)	(33)	(90)
Insurance reserves									2,492	2,406	2,763
Current tax liabilities									131	(173)	(119)
Other liabilities and policy-related balances									(98)	(298)	(469)
Net cash from operating activities									3,125	1,336	1,931
Effect of DAC Change
Cash flows from operating activities:
Net income									(63)	(86)	(12)
Adjustments to reconcile net income to net cash from operating activities:
Acquisition costs deferred									262	252	231
Amortization of deferred acquisition costs and intangibles									(145)	(130)	(213)
Deferred income taxes									(38)	(37)	(4)
Gain on sale of subsidiary									(16)
Change in certain assets and liabilities:
Insurance reserves										1	(2)
Effect of Reserve Change
Cash flows from operating activities:
Net income									(10)	(4)	(32)
Adjustments to reconcile net income to net cash from operating activities:
Deferred income taxes									(5)	(2)	(18)
Change in certain assets and liabilities:
Insurance reserves									$ 15	$ 6	$ 50